Goldman Sachs Tactical Tilt Overlay Fund Average Annual Total Returns - Class Inst R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.24%	2.46%	1.77%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.94%	14.51%	13.09%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.18%	4.47%	3.12%
Performance Inception Date	Jul. 31, 2014
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.12%	3.01%	2.03%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.30%	2.83%	1.93%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.28%	4.51%	3.12% [1]
Performance Inception Date	Dec. 29, 2017

[1]	Class R6 Shares commenced operations on December 29, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.